Equity - Outstanding number of shares (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Line Items]
Issuance of new shares		48,757
Ordinary shares [member]
Equity [Line Items]
Number of shares outstanding at end of period	870,182,445	905,128,293	890,973,790
Dividend distributed	6,345,968	18,080,198	9,079,538
Purchase of treasury shares, number of	(45,486,392)	(8,669,622)	(40,390,495)
Re-issuance of treasury shares, number of	4,194,577	4,695,170	8,100,660